Schedule of changes in the bridge loan (Details) - Bridge Loans [Member] - CAD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
IfrsStatementLineItems [Line Items]
Bridge Loan, Beginning Balance	$ 726,213
Bridge Loan, Advance received		725,580
Bridge Loan, Interest expense	21,839	993
Bridge Loan, Effect of foreign exchange	(806)	(360)
Bridge Loan, Ending Balance	$ 747,246	$ 726,213